UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   March 31, 2011.

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Widolff
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     05/10/2011
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:     127

Form 13F Information Table Value Total:    240,476
              		                 (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp                      COM              001084102     2769    50375 SH       Sole                    50375
AT & T, Inc. New               COM              00206r102     1394    45541 SH       Sole                    45541
Abbott Laboratories            COM              002824100     3920    79913 SH       Sole                    79913
Alkermes Inc                   COM              01642T108      869    67101 SH       Sole                    67101
Alliance One International     COM              018772103     3693   918714 SH       Sole                   918714
Altria Group Inc.              COM              02209s103     3170   121770 SH       Sole                   121770
American Express Co.           COM              025816109      390     8633 SH       Sole                     8633
Amgen Inc.                     COM              031162100      524     9809 SH       Sole                     9809
Andersons Inc.                 COM              034164103     1987    40777 SH       Sole                    40777
Apollo Group                   COM              037604105     4837   115963 SH       Sole                   115963
Apple Computer Inc.            COM              037833100      330      947 SH       Sole                      947
Automatic Data Processing      COM              053015103     2477    48276 SH       Sole                    48276
BP p.l.c.                      COM              055622104     3485    78946 SH       Sole                    78946
Bank of America Corp           COM              060505104     3467   260090 SH       Sole                   260090
Bank of New York Mellon Corp   COM              064058100     1892    63354 SH       Sole                    63354
Berkshire Hathaway Inc. Class  COM              084670207     1857    22200 SH       Sole                    22200
Bioscrip, Inc.                 COM              09069n108      612   130985 SH       Sole                   130985
Blount International Inc.      COM              095180105      295    18450 SH       Sole                    18450
Boeing Company                 COM              097023105     1098    14847 SH       Sole                    14847
Bridgepoint Education Inc.     COM              10807m105     1132    66227 SH       Sole                    66227
British American Tobacco       COM              110448107     1652    20400 SH       Sole                    20400
CVS Caremark Corp              COM              126650100     4069   118572 SH       Sole                   118572
Career Education Corp          COM              141665109     1513    66577 SH       Sole                    66577
Central Pacific Financial Co   COM              154760409     2184   105000 SH       Sole                   105000
Chevron Corp.                  COM              166764100     3546    32987 SH       Sole                    32987
Cisco Sys Inc.                 COM              17275R102      185    10811 SH       Sole                    10811
Citigroup Inc.                 COM              172967101     1253   283528 SH       Sole                   283528
Coca-Cola Company              COM              191216100     5349    80635 SH       Sole                    80635
Columbia Sportswear Co.        COM              198516106      410     6904 SH       Sole                     6904
Comcast Corp Class A           COM              20030n101     2578   104293 SH       Sole                   104293
ConocoPhillips                 COM              20825c104     2960    37060 SH       Sole                    37060
Costco Wholesale Corp          COM              22160k105     1995    27209 SH       Sole                    27209
Coventry Health Care Inc.      COM              222862104     1097    34421 SH       Sole                    34421
DR Horton, Inc                 COM              23331a109      197    16900 SH       Sole                    16900
Dell Corp                      COM              24702r101     1166    80328 SH       Sole                    80328
Diageo PLC ADR                 COM              25243q205     1979    25964 SH       Sole                    25964
DirecTV Class A                COM              25459l106      576    12309 SH       Sole                    12309
Discover Financial Services    COM              254709108      347    14403 SH       Sole                    14403
Dow Chemical Company           COM              260543103     3917   103759 SH       Sole                   103759
Dr. Pepper Snapple Group       COM              26138e109     3860   103887 SH       Sole                   103887
E. I. Du Pont De Nemours       COM              263534109     3021    54950 SH       Sole                    54950
Express Scripts Inc.           COM              302182100      878    15790 SH       Sole                    15790
Exxon Mobil Corp               COM              30231G102     3211    38170 SH       Sole                    38170
Fedex Corp                     COM              31428X106      206     2200 SH       Sole                     2200
FirstService Corporation       COM              33761N109      389    10216 SH       Sole                    10216
Franklin Resources Inc.        COM              354613101     2689    21500 SH       Sole                    21500
General Electric Co.           COM              369604103     1021    50903 SH       Sole                    50903
Glaxo SmithKline PLC           COM              37733W105     2868    74660 SH       Sole                    74660
Granite Construction Inc.      COM              387328107      627    22300 SH       Sole                    22300
H & R Block Inc.               COM              093671105     4657   278200 SH       Sole                   278200
Health Mgmt Assoc.             COM              421933102     2036   186775 SH       Sole                   186775
Hewlett Packard                COM              428236103      796    19422 SH       Sole                    19422
Home Depot Inc.                COM              437076102     1908    51491 SH       Sole                    51491
ITT Educational Services       COM              45068b109     1782    24700 SH       Sole                    24700
Illinois Tool Works Inc.       COM              452308109      316     5875 SH       Sole                     5875
Ingersoll Rand Co              COM              g47791101      696    14400 SH       Sole                    14400
Intel Corp.                    COM              458140101     1526    75616 SH       Sole                    75616
Interpublic Group              COM              460690100     1284   102144 SH       Sole                   102144
Johnson & Johnson              COM              478160104     4547    76751 SH       Sole                    76751
Kraft Foods Inc.               COM              50075n104     1914    61046 SH       Sole                    61046
Kroger Co.                     COM              501044101     4612   192400 SH       Sole                   192400
Lincoln Educational            COM              533535100      665    41824 SH       Sole                    41824
Lowes Companies                COM              548661107     1351    51099 SH       Sole                    51099
Manpower Inc.                  COM              56418h100     1009    16050 SH       Sole                    16050
Marsh & McLennan Co.           COM              571748102     4881   163739 SH       Sole                   163739
Mastercard Inc.                COM              57636q104     2253     8950 SH       Sole                     8950
McDonalds Corp                 COM              580135101     1804    23704 SH       Sole                    23704
Medco Health Solutions, Inc.   COM              58405u102     2847    50700 SH       Sole                    50700
Medtronic Inc.                 COM              585055106     3096    78669 SH       Sole                    78669
Merck & Co.Inc. New            COM              58933y105     1878    56877 SH       Sole                    56877
Mercury General Corp           COM              589400100      215     5500 SH       Sole                     5500
Microsoft Corp.                COM              594918104     4901   193022 SH       Sole                   193022
Motorola Solutions, Inc        COM              620076307      849    18999 SH       Sole                    18999
Nestle                         COM              641069406      247     4300 SH       Sole                     4300
News Corp Class A              COM              65248e104      237    13466 SH       Sole                    13466
Nike Inc Class B               COM              654106103      828    10941 SH       Sole                    10941
Oracle Corp                    COM              68389X105      478    14308 SH       Sole                    14308
PRGX Global Inc                COM              69357c503      455    75029 SH       Sole                    75029
Paychex Inc.                   COM              704326107     3486   111072 SH       Sole                   111072
Pepsico Inc.                   COM              713448108     4872    75645 SH       Sole                    75645
Petroleo Brasileiro SA         COM              71654v408      849    21000 SH       Sole                    21000
Pfizer Inc.                    COM              717081103     3736   183958 SH       Sole                   183958
Philip Morris International    COM              718172109     9948   151573 SH       Sole                   151573
Plum Creek Timber Company      COM              729251108      394     9035 SH       Sole                     9035
Precision Castparts Corp       COM              740189105     1953    13270 SH       Sole                    13270
Procter & Gamble Co.           COM              742718109      699    11341 SH       Sole                    11341
Quest Diagnostics Inc.         COM              74834l100      645    11175 SH       Sole                    11175
Ralcorp Holdings. Inc.         COM              751028101      410     5991 SH       Sole                     5991
Raytheon Company               COM              755111507      560    11000 SH       Sole                    11000
Safeway Inc.                   COM              786514208      430    18266 SH       Sole                    18266
Sally Beauty Holdings Inc.     COM              79546e104      294    21000 SH       Sole                    21000
Strayer Education Inc.         COM              863236105      266     2037 SH       Sole                     2037
TNS, Inc.                      COM              872960109      744    47790 SH       Sole                    47790
Textainer Group Holdings Limit COM              g8766e109     1951    52500 SH       Sole                    52500
The Travelers Companies Inc.   COM              89417e109     5395    90703 SH       Sole                    90703
Time Warner Cable Inc.         COM              88732j207      338     4736 SH       Sole                     4736
Time Warner Inc.               COM              887317303      718    20109 SH       Sole                    20109
Transocean Inc.                COM              H8817H100     1075    13787 SH       Sole                    13787
Unilever NV New York Shs       COM              904784709     2297    73234 SH       Sole                    73234
United Parcel Service Inc.     COM              911312106     1470    19783 SH       Sole                    19783
Unitedhealth Group Inc.        COM              91324p102     4685   103650 SH       Sole                   103650
Universal Technical Institute  COM              913915104      596    30633 SH       Sole                    30633
Unum Group                     COM              91529y106     1342    51142 SH       Sole                    51142
Valero Energy Corp.            COM              91913y100     2353    78900 SH       Sole                    78900
Value Line Inc.                COM              920437100      746    50426 SH       Sole                    50426
Verizon Communications         COM              92343V104     2826    73331 SH       Sole                    73331
Visa, Inc.                     COM              92826c839      996    13530 SH       Sole                    13530
Waddell & Reed Financial       COM              930059100     1570    38658 SH       Sole                    38658
Wal Mart Stores                COM              931142103     5504   105750 SH       Sole                   105750
Walt Disney Holding Co.        COM              254687106      232     5381 SH       Sole                     5381
Washington Federal             COM              938824109      626    36122 SH       Sole                    36122
Weight Watchers Intl. Inc.     COM              948626106     5100    72752 SH       Sole                    72752
Wellpoint Inc.                 COM              94973v107     5264    75421 SH       Sole                    75421
West Coast Bancorp OR New      COM              952145100       84    24217 SH       Sole                    24217
Western Union Company          COM              959802109     1979    95304 SH       Sole                    95304
Willbros Group, Inc            COM              969203108      356    32625 SH       Sole                    32625
Yum! Brands, Inc.              COM              988498101      857    16672 SH       Sole                    16672
Zimmer Holdings                COM              98956p102     3821    63125 SH       Sole                    63125
Gruma SA ADR                   FOR              400131306      666    79787 SH       Sole                    79787
LyondellBasell Industries N.V. FOR              n53745100      475    12000 SH       Sole                    12000
Nokia Corp Sponsored ADR       FOR              654902204      149    17475 SH       Sole                    17475
PetroChina Company Limited ADR FOR              71646e100      891     5850 SH       Sole                     5850
Royal Dutch Shell PLC          FOR              780259206      206     2830 SH       Sole                     2830
SK Telecom ADR                 FOR              78440p108     1705    90625 SH       Sole                    90625
Telefonos De Mexico SA Sp ADR  FOR              879403780     1103    60394 SH       Sole                    60394
Telenorte Leste Participaoes A FOR              879246106     3216   183465 SH       Sole                   183465
Vale S.A.                      FOR              91912e105      467    14000 SH       Sole                    14000